Note 8 - Income Tax - Summary of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Current income taxes		$ (7,434)	$ (4,109)	$ 1,983
Currency effect on income tax expense (1) and adjustments recognized in the period for current tax of prior periods	[1]	141	852	(1,272)
Deferred taxes		(1,542)	3,452	1,164
Income tax benefit (expense)		(8,835)	194	1,876
Profit (loss) from continuing operations		(8,835)	(43)	(75)
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		$ 0	$ 237	$ 1,950

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.